Provisions - Third-Party Liability (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) plan	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Other provisions [abstract]
Non-current provisions	$ 108,487	$ 84,852
Current provisions	55,296	46,091
Provisions	$ 163,783	130,943	$ 116,357
Globe Metallurgical Inc
Other Benefit Plans [Abstract]
Company match percentage	25.00%
Globe Metallurgical Inc | North America
Other Benefit Plans [Abstract]
Number of defined contribution plans provided | plan	2
Maximum | Globe Metallurgical Inc
Other Benefit Plans [Abstract]
Percentage of compensation	6.00%
Environmental rehabilitation
Other provisions [abstract]
Non-current provisions	$ 2,910	2,923
Current provisions	1,256	1,185
Provisions for litigation - FerroPem France
Other provisions [abstract]
Current provisions	1,080	1,166
Provisions for third-party liability
Other provisions [abstract]
Non-current provisions	10,759	9,263
Provisions	10,759	$ 9,263	$ 7,270
Later than one year and not later than two years | Provisions for third-party liability | FerroPem, S.A.S.
Other Benefit Plans [Abstract]
Estimated future benefit payments	585
Later than two years and not later than three years | Provisions for third-party liability | FerroPem, S.A.S.
Other Benefit Plans [Abstract]
Estimated future benefit payments	293
Later than three years and not later than four years | Provisions for third-party liability | FerroPem, S.A.S.
Other Benefit Plans [Abstract]
Estimated future benefit payments	292
Later than four years and not later than five years | Provisions for third-party liability | FerroPem, S.A.S.
Other Benefit Plans [Abstract]
Estimated future benefit payments	293
Later than five years and not later than ten years | Provisions for third-party liability | FerroPem, S.A.S.
Other Benefit Plans [Abstract]
Estimated future benefit payments	$ 1,499